Columbia Greater China Fund
Third Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Greater China Fund, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.5%
Issuer	Shares	Value ($)
Communication Services 25.0%
Entertainment 3.4%
NetEase, Inc.	100,900	1,794,383
Tencent Music Entertainment Group, ADR	14,126	204,121
Total		1,998,504
Interactive Media & Services 21.6%
Autohome, Inc., ADR	12,965	368,206
Baidu, Inc. Class A(a)	118,926	1,441,146
Kanzhun Ltd., ADR	32,975	700,719
Kuaishou Technology(a)	150,600	1,075,371
Tencent Holdings Ltd.	193,800	8,991,078
Total		12,576,520
Total Communication Services		14,575,024
Consumer Discretionary 32.0%
Automobile Components 1.4%
Fuyao Glass Industry Group Co., Ltd. Class H	140,000	792,261
Automobiles 2.8%
BYD Co., Ltd., Class H	58,500	1,641,468
Broadline Retail 13.4%
Alibaba Group Holding Ltd.	390,468	3,812,740
PDD Holdings, Inc., ADR(a)	26,944	4,035,672
Total		7,848,412
Diversified Consumer Services 1.2%
New Oriental Education & Technology Group, Inc.(a)	87,100	694,383
Hotels, Restaurants & Leisure 7.8%
Meituan, Class B(a)	182,470	2,486,370
Sands China Ltd.(a)	165,200	395,930
Trip.com Group Ltd., ADR(a)	32,975	1,698,542
Total		4,580,842
Household Durables 1.9%
Gree Electric Appliances, Inc., Class A	75,030	420,950
Haier Smart Home Co., Ltd., Class H	184,000	668,471
Total		1,089,421
Specialty Retail 0.8%
Topsports International Holdings Ltd.	686,000	447,761
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 2.7%
Amer Sports, Inc.(a)	20,004	307,461
Samsonite International SA(a)	170,700	542,534
Shenzhou International Group Holdings Ltd.	70,200	707,089
Total		1,557,084
Total Consumer Discretionary		18,651,632
Consumer Staples 7.5%
Beverages 6.5%
China Resources Beer Holdings Co., Ltd.	101,500	408,477
Eastroc Beverage Group Co., Ltd., Class A	36,720	1,084,505
Kweichow Moutai Co., Ltd., Class A	8,600	1,956,551
Wuliangye Yibin Co., Ltd., Class A	16,533	333,775
Total		3,783,308
Personal Care Products 1.0%
Proya Cosmetics Co., Ltd., Class A	40,312	607,021
Total Consumer Staples		4,390,329
Energy 2.4%
Oil, Gas & Consumable Fuels 2.4%
China Petroleum & Chemical Corp., Class H	560,000	356,747
PetroChina Co., Ltd., Class H	1,006,000	1,031,511
Total		1,388,258
Total Energy		1,388,258
Financials 10.8%
Banks 8.7%
China Construction Bank Corp., Class H	3,595,340	2,551,700
China Merchants Bank Co., Ltd., Class H	273,500	1,225,461
Industrial & Commercial Bank of China Ltd., Class H	2,326,000	1,317,767
Total		5,094,928
Insurance 2.1%
AIA Group Ltd.	115,200	894,782
Ping An Insurance Group Co. of China Ltd., Class H	66,000	335,693
Total		1,230,475
Total Financials		6,325,403

Columbia Greater China Fund  | 2024

Portfolio of Investments  (continued)
Columbia Greater China Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 2.9%
Health Care Equipment & Supplies 1.7%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	24,900	996,720
Health Care Providers & Services 0.7%
New Horizon Health Ltd.(a),(b),(c)	287,500	390,054
Health Care Technology 0.5%
Medlive Technology Co., Ltd.	318,484	311,451
Pharmaceuticals —%
China Animal Healthcare Ltd.(a),(b),(c)	1,050,000	0
Total Health Care		1,698,225
Industrials 7.5%
Electrical Equipment 2.2%
Contemporary Amperex Technology Co., Ltd., Class A	16,880	459,650
Hainan Jinpan Smart Technology Co., Ltd., Class A(a)	50,059	400,873
Sieyuan Electric Co., Ltd., Class A	41,000	398,960
Total		1,259,483
Ground Transportation 2.0%
DiDi Global, Inc., ADR(a)	72,313	330,832
Full Truck Alliance Co., Ltd., ADR	94,653	836,733
Total		1,167,565
Machinery 2.9%
Shenzhen Inovance Technology Co., Ltd., Class A	62,575	500,221
Techtronic Industries Co., Ltd.	43,000	528,976
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	213,600	679,255
Total		1,708,452
Professional Services 0.4%
Centre Testing International Group Co., Ltd., Class A	168,100	264,598
Total Industrials		4,400,098
Information Technology 5.1%
Electronic Equipment, Instruments & Components 0.3%
Foxconn Industrial Internet Co., Ltd., Class A	61,000	192,399
Semiconductors & Semiconductor Equipment 2.3%
Alchip Technologies Ltd.	3,000	268,030
MediaTek, Inc.	8,000	306,353
Taiwan Semiconductor Manufacturing Co., Ltd.	30,000	768,238
Total		1,342,621
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 1.3%
Beijing Kingsoft Office Software, Inc., Class A	9,936	355,685
Kingdee International Software Group Co., Ltd.(a)	398,000	409,807
Total		765,492
Technology Hardware, Storage & Peripherals 1.2%
Lenovo Group Ltd.	216,000	311,150
Wiwynn Corp.	5,000	382,672
Total		693,822
Total Information Technology		2,994,334
Materials 1.1%
Chemicals 0.3%
Arcadium Lithium PLC(a)	36,793	162,993
Construction Materials 0.3%
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	75,400	153,407
Metals & Mining 0.5%
Zijin Mining Group Co., Ltd., Class H	152,000	322,835
Total Materials		639,235
Real Estate 3.2%
Real Estate Management & Development 3.2%
China Resources Land Ltd.	299,000	1,091,128
KE Holdings, Inc., ADR	46,368	786,865
Total		1,877,993
Total Real Estate		1,877,993
Total Common Stocks (Cost $42,020,838)		56,940,531

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(d),(e)	1,449,807	1,449,517
Total Money Market Funds (Cost $1,449,372)		1,449,517
Total Investments in Securities (Cost: $43,470,210)		58,390,048
Other Assets & Liabilities, Net		8,234
Net Assets		58,398,282
Columbia Greater China Fund  | 2024

Portfolio of Investments  (continued)
Columbia Greater China Fund, May 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2024, the total value of these securities amounted to $390,054, which represents 0.67% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(e)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	2,247,042	22,455,938	(23,253,539)	76	1,449,517	177	43,244	1,449,807
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Greater China Fund  | 2024

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3QT158_08_P01_(07/24)